Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Standard Depreciable Life

Description	Standard Depreciable Life
Land	Not depreciated
Building	20– 40 years
Building and land improvements	5– 20 years
Tenant improvements	Shorter of lease term or useful life
Leasehold improvements	5– 20 years
Leasing costs	Lease term
Other intangible lease assets	Average term of leases for property
Above/below market rent assets/liabilities	Reasonably assured lease term

Future Minimum Base Rental Payments

Year Ended December 31,	Amount
2012	$178,780
2013	139,904
2014	105,526
2015	77,266
2016	51,872
Thereafter	171,625

Total	$724,973